SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Notes)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Nature of Operations - We are the sole general partner and owned 41.2 percent of ONEOK Partners, L.P. (NYSE: OKS), one of the largest publicly traded master limited partnerships, at December 31, 2016. We are a corporation incorporated under the laws of the state of Oklahoma, and our common stock is listed on the NYSE under the trading symbol “OKE.”

On January 31, 2017, we and ONEOK Partners entered into the Merger Agreement, by and among ONEOK, Merger Sub, ONEOK Partners and ONEOK Partners GP, the general partner of ONEOK Partners, pursuant to which we will acquire all of the outstanding common units representing limited partner interests in ONEOK Partners not already directly or indirectly owned by us. Upon the terms and conditions set forth in the Merger Agreement, Merger Sub will be merged with and into ONEOK Partners, with ONEOK Partners continuing as a wholly owned subsidiary of ours, in a taxable transaction to ONEOK Partners’ unitholders. For additional information on this transaction, see Note B.

ONEOK Partners is a publicly traded master limited partnership involved in the gathering, processing, storage and transportation of natural gas in the United States. In addition, ONEOK Partners owns one of the nation’s premier natural gas liquids systems, connecting NGL supply in the Mid-Continent, Permian and Rocky Mountain regions with key market centers.

The Natural Gas Gathering and Processing segment gathers and processes natural gas in the Mid-Continent region, which includes the NGL-rich STACK and SCOOP areas in the Anadarko Basin and the Cana-Woodford Shale, Woodford Shale, Springer Shale, Meramec, Granite Wash and Mississippian Lime formations of Oklahoma and Kansas, and the Hugoton and Central Kansas Uplift Basins in Kansas. ONEOK Partners also gathers and/or processes natural gas in two producing basins in the Rocky Mountain region: the Williston Basin, which spans portions of North Dakota and Montana and includes the oil-producing, NGL-rich Bakken Shale and Three Forks formations; and the Powder River Basin located in Wyoming, which includes the NGL-rich Niobrara Shale and Frontier, Turner and Sussex formations in Wyoming.

The Natural Gas Liquids segment consists of facilities that gather, fractionate and treat NGLs and store NGL products primarily in Oklahoma, Kansas, Texas, New Mexico and the Rocky Mountain region where it provides midstream services to producers of NGLs. The Natural Gas Liquids segment owns or has an ownership interest in FERC-regulated natural gas liquids gathering and distribution pipelines in Oklahoma, Kansas, Texas, New Mexico, Montana, North Dakota, Wyoming and Colorado, and terminal and storage facilities in Missouri, Nebraska, Iowa and Illinois. It also owns FERC-regulated natural gas liquids distribution and refined petroleum products pipelines in Kansas, Missouri, Nebraska, Iowa, Illinois and Indiana that connect its Mid-Continent assets with Midwest markets, including Chicago, Illinois. ONEOK Partners’ Natural Gas Liquids segment owns and operates truck- and rail-loading and -unloading facilities that interconnect with its NGL fractionation and pipeline assets.

The Natural Gas Pipelines segment operates interstate and intrastate natural gas transmission pipelines and natural gas storage facilities. ONEOK Partners’ FERC-regulated interstate natural gas pipeline assets transport natural gas through pipelines in North Dakota, Minnesota, Wisconsin, Illinois, Indiana, Kentucky, Tennessee, Oklahoma, Texas and New Mexico. ONEOK Partners’ intrastate natural gas pipeline assets in Oklahoma transport natural gas throughout the state and have access to the major natural gas producing areas in the Mid-Continent region, which include the emerging STACK and SCOOP areas in the Anadarko Basin and the Cana-Woodford Shale, Woodford Shale, Springer Shale, Meramec, Granite Wash and Mississippian Lime formations. The Roadrunner pipeline transports natural gas from the Permian Basin in West Texas to the Mexican border near El Paso, Texas, and is fully subscribed with 25-year firm demand charge, fee-based agreements. ONEOK Partners owns underground natural gas storage facilities in Oklahoma and Texas that are connected to its intrastate natural gas pipeline assets. ONEOK Partners also has underground natural gas storage facilities in Kansas.

On January 31, 2014, we completed the separation of our former natural gas distribution business into a stand-alone publicly traded company, ONE Gas. In addition, we completed the wind down of our former energy services business on March 31, 2014. Following the separation of the natural gas distribution business and the wind down of our energy services business, our primary source of income and cash flows is generated from our investment in ONEOK Partners. See Note Q for additional discussion of the separation of the natural gas distribution business and the wind down of the energy services business.

For all periods presented, the accompanying consolidated financial statements and notes reflect the results of operations and financial position of our former natural gas distribution and energy services businesses as discontinued operations. Unless indicated otherwise, the information in the Notes to the Consolidated Financial Statements relates to our continuing operations.

Consolidation - Our consolidated financial statements include our accounts and the accounts of our subsidiaries over which we have control or are the primary beneficiary. Management’s judgment is required when:

•	determining whether an entity is a variable interest entity (VIE);

•	determining whether we are the primary beneficiary of a VIE; and

•	identifying events that require reconsideration of whether an entity is a VIE.

As a result of adopting ASU 2015-02 described below, we have concluded that ONEOK Partners is a VIE and that we are the primary beneficiary. Therefore, we continue to consolidate ONEOK Partners. We have recorded noncontrolling interests in consolidated subsidiaries on our Consolidated Balance Sheets to recognize the portion of ONEOK Partners that we do not own. We reflected our ownership interest in ONEOK Partners’ accumulated other comprehensive income (loss) in our consolidated accumulated other comprehensive income (loss). The remaining portion is reflected as an adjustment to noncontrolling interests in consolidated subsidiaries.

ONEOK Partners provides natural gas sales and transportation and storage services to our former natural gas distribution business. Prior to the completion of the energy services wind down, ONEOK Partners provided natural gas sales and transportation and storage services to our former energy services business. While these transactions were eliminated in consolidation in previous periods, they are reflected now as affiliate transactions and not eliminated in consolidation for all periods presented as these transactions have continued with third parties. See Note Q for additional information.

All significant intercompany balances and transactions have been eliminated in consolidation.

Investments in unconsolidated affiliates are accounted for using the equity method if we have the ability to exercise significant influence over operating and financial policies of our investee. Under this method, an investment is carried at its acquisition cost and adjusted each period for contributions made, distributions received and our share of the investee’s comprehensive income. For the investments we account for under the equity method, the premium or excess cost over underlying fair value of net assets is referred to as equity-method goodwill. Impairment of equity investments is recorded when the impairments are other than temporary. These amounts are recorded as investments in unconsolidated affiliates on our accompanying Consolidated Balance Sheets. See Note N for disclosures of our unconsolidated affiliates.

Distributions paid to us from our unconsolidated affiliates are classified as operating activities on our Consolidated Statements of Cash Flows until the cumulative distributions exceed our proportionate share of income from the unconsolidated affiliate since the date of our initial investment. The amount of cumulative distributions paid to us that exceeds our cumulative proportionate share of income in each period represents a return of investment and is classified as an investing activity on our Consolidated Statements of Cash Flows.

Use of Estimates - The preparation of our consolidated financial statements and related disclosures in accordance with GAAP requires us to make estimates and assumptions with respect to values or conditions that cannot be known with certainty that affect the reported amount of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements. These estimates and assumptions also affect the reported amounts of revenue and expenses during the reporting period. Items that may be estimated include, but are not limited to, the economic useful life of assets, fair value of assets, liabilities and equity-method investments, obligations under employee benefit plans, provisions for uncollectible accounts receivable, unbilled revenues and cost of goods sold, expenses for services received but for which no invoice has been received, provision for income taxes, including any deferred tax valuation allowances, the results of litigation and various other recorded or disclosed amounts.

We evaluate these estimates on an ongoing basis using historical experience, consultation with experts and other methods we consider reasonable based on the particular circumstances. Nevertheless, actual results may differ significantly from the estimates. Any effects on our financial position or results of operations from revisions to these estimates are recorded in the period when the facts that give rise to the revision become known.

Fair Value Measurements - We define fair value as the price that would be received from the sale of an asset or the transfer of a liability in an orderly transaction between market participants at the measurement date. We use market and income approaches to determine the fair value of our assets and liabilities and consider the markets in which the transactions are executed. We measure the fair value of a group of financial assets and liabilities consistent with how a market participant would price the net risk exposure at the measurement date.

While many of the contracts in our derivative portfolio are executed in liquid markets where price transparency exists, some contracts are executed in markets for which market prices may exist, but the market may be relatively inactive. This results in limited price transparency that requires management’s judgment and assumptions to estimate fair values. For certain transactions, we utilize modeling techniques using NYMEX-settled pricing data and implied forward LIBOR curves. Inputs into our fair value estimates include commodity-exchange prices, over-the-counter quotes, historical correlations of pricing data, data obtained from third-party pricing services and LIBOR and other liquid money-market instrument rates. We validate our valuation inputs with third-party information and settlement prices from other sources, where available.

In addition, as prescribed by the income approach, we compute the fair value of the derivative portfolio by discounting the projected future cash flows from the derivative assets and liabilities to present value using interest-rate yields to calculate present-value discount factors derived from LIBOR, Eurodollar futures and the LIBOR interest-rate swaps market. We also take into consideration the potential impact on market prices of liquidating positions in an orderly manner over a reasonable period of time under current market conditions. We consider current market data in evaluating counterparties’, as well as our own, nonperformance risk, net of collateral, by using specific and sector bond yields and monitoring the credit default swap markets. Although we use our best estimates to determine the fair value of the executed derivative contracts, the ultimate market prices realized could differ from our estimates, and the differences could be material.

The fair value of forward-starting interest-rate swaps are determined using financial models that incorporate the implied forward LIBOR yield curve for the same period as the future interest-rate swap settlements.

Fair Value Hierarchy - At each balance sheet date, we utilize a fair value hierarchy to classify fair value amounts recognized or disclosed in our financial statements based on the observability of inputs used to estimate such fair value. The levels of the hierarchy are described below:

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Level 1 - fair value measurements are based on unadjusted quoted prices for identical securities in active markets, including NYMEX-settled prices. These balances are comprised predominantly of exchange-traded derivative contracts for natural gas and crude oil.

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Level 2 - fair value measurements are based on significant observable pricing inputs, such as NYMEX-settled prices for natural gas and crude oil, and financial models that utilize implied forward LIBOR yield curves for interest-rate swaps.

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Level 3 - fair value measurements are based on inputs that may include one or more unobservable inputs, including internally developed natural gas basis and NGL price curves that incorporate observable and unobservable market data from broker quotes, third-party pricing services, market volatilities derived from the most recent NYMEX close spot prices and forward LIBOR curves, and adjustments for the credit risk of our counterparties. We corroborate the data on which our fair value estimates are based using our market knowledge of recent transactions, analysis of historical correlations and validation with independent broker quotes. These balances categorized as Level 3 are comprised of derivatives for natural gas and NGLs. We do not believe that our Level 3 fair value estimates have a material impact on our results of operations, as the majority of our derivatives are accounted for as hedges for which ineffectiveness has not been material.

Determining the appropriate classification of our fair value measurements within the fair value hierarchy requires management’s judgment regarding the degree to which market data is observable or corroborated by observable market data. We categorize derivatives for which fair value is determined using multiple inputs within a single level, based on the lowest level input that is significant to the fair value measurement in its entirety.

See Note C for discussion of our fair value measurements.

Cash and Cash Equivalents - Cash equivalents consist of highly liquid investments, which are readily convertible into cash and have original maturities of three months or less.

Revenue Recognition - Our reportable segments recognize revenue when services are rendered or product is delivered. The Natural Gas Gathering and Processing segment records revenues when natural gas is gathered or processed through ONEOK Partners’ facilities. The Natural Gas Liquids segment records revenues based upon contracted services and volumes exchanged or stored under service agreements in the period services are provided. A portion of revenues for the Natural Gas Pipelines segment and the Natural Gas Liquids segment are recognized based upon contracted capacity and contracted volumes transported and stored under service agreements in the period services are provided. We disaggregate revenue on the Consolidated Statements of Income as follows:

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Commodity sales - Commodity sales represent the sale of NGLs, condensate and residue natural gas. ONEOK Partners generally purchases a supplier’s raw natural gas or unfractionated NGLs, which it processes into marketable commodities and condensate, then sells those commodities and condensate to downstream customers. Commodity sales are recognized upon delivery or title transfer to the customer, when revenue recognition criteria are met.

•	Service revenue - Service revenue represents the fees generated from the performance of ONEOK Partners’ services.

ONEOK Partners enters into a variety of contract types that provide commodity sales and service revenue. ONEOK Partners provides services primarily under the following types of contracts:

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Fee-based - Under fee-based arrangements, ONEOK Partners receives a fee or fees for one or more of the following services: gathering, compression, processing, transmission and storage of natural gas; and gathering, transportation, fractionation and storage of NGLs. The revenue ONEOK Partners earns from these arrangements generally is directly related to the volume of natural gas and NGLs that flow through ONEOK Partners’ systems and facilities, and is not normally directly dependent on commodity prices. However, to the extent a sustained decline in commodity prices results in a decline in volumes, ONEOK Partners’ revenues from these arrangements would be reduced. In addition, many of ONEOK Partners’ arrangements provide for fixed fee, minimum volume or firm demand charges. Fee-based arrangements are reported as service revenue on the Consolidated Statements of Income.

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Percent-of-proceeds - Under POP arrangements in the Natural Gas Gathering and Processing segment, ONEOK Partners generally purchases the producer’s raw natural gas which it processes into natural gas and natural gas liquids, then sells these commodities and condensate to downstream customers. ONEOK Partners remits sales proceeds to the producer according to the contractual terms and retains its portion. Typically, ONEOK Partners’ POP arrangements also include a fee-based component.

In many cases, the Natural Gas Gathering and Processing segment provides services under contracts that contain a combination of the arrangements described above. When services are provided (in addition to raw natural gas purchased) under POP with fee contracts, ONEOK Partners records such fees as service revenue on the Consolidated Statements of Income. The terms of ONEOK Partners’ contracts vary based on natural gas quality conditions, the competitive environment when the contracts are signed and customer requirements.

Cost of Sales and Fuel - Cost of sales and fuel primarily includes (i) the cost of purchased commodities, including NGLs, natural gas and condensate, (ii) fees incurred for third-party transportation, fractionation and storage of commodities, and (iii) fuel and power costs incurred to operate ONEOK Partners’ facilities that gather, process, transport and store commodities.

Operations and Maintenance - Operations and maintenance primarily includes (i) payroll and benefit costs, (ii) third-party costs for operations, maintenance and integrity management, regulatory compliance and environmental and safety, and (iii) other business related service costs.

Accounts Receivable - Accounts receivable represent valid claims against nonaffiliated customers for products sold or services rendered, net of allowances for doubtful accounts. We assess the creditworthiness of our counterparties on an ongoing basis and require security, including prepayments and other forms of collateral, when appropriate. Outstanding customer receivables are reviewed regularly for possible nonpayment indicators and allowances for doubtful accounts are recorded based upon management’s estimate of collectability at each balance sheet date. At December 31, 2016 and 2015, the allowance for doubtful accounts was not material.

Inventory - The values of current natural gas and NGLs in storage are determined using the lower of weighted-average cost or market method. Noncurrent natural gas and NGLs are classified as property and valued at cost. Materials and supplies are valued at average cost.

Commodity Imbalances - Commodity imbalances represent amounts payable or receivable for NGL exchange contracts and natural gas pipeline imbalances and are valued at market prices. Under the majority of ONEOK Partners’ NGL exchange agreements, it physically receives volumes of unfractionated NGLs, including the risk of loss and legal title to such volumes, from the exchange counterparty. In turn, ONEOK Partners delivers NGL products back to the customer and charges them gathering, fractionation and transportation fees. To the extent that the volumes ONEOK Partners receives under such agreements differ from those it delivers, we record a net exchange receivable or payable position with the counterparties. These net exchange receivables and payables are settled with movements of NGL products rather than with cash. Natural gas pipeline imbalances are settled in cash or in-kind, subject to the terms of the pipelines’ tariffs or by agreement.

Derivatives and Risk Management - We utilize derivatives to reduce our market-risk exposure to commodity price and interest-rate fluctuations and to achieve more predictable cash flows. We record all derivative instruments at fair value, with the exception of normal purchases and normal sales transactions that are expected to result in physical delivery. Commodity price and interest-rate volatility may have a significant impact on the fair value of derivative instruments as of a given date.

The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, if so, the reason for holding it. The table below summarizes the various ways in which we account for our derivative instruments and the impact on our consolidated financial statements:

Recognition and Measurement
Accounting Treatment		Balance Sheet		Income Statement
Normal purchases and normal sales	-	Fair value not recorded	-	Change in fair value not recognized in earnings
Mark-to-market	-	Recorded at fair value	-	Change in fair value recognized in earnings
Cash flow hedge	-	Recorded at fair value	-	Ineffective portion of the gain or loss on the derivative instrument is recognized in earnings
	-	Effective portion of the gain or loss on the derivative instrument is reported initially as a component of accumulated other comprehensive income (loss)	-	Effective portion of the gain or loss on the derivative instrument is reclassified out of accumulated other comprehensive income (loss) into earnings when the forecasted transaction affects earnings
Fair value hedge	-	Recorded at fair value	-	The gain or loss on the derivative instrument is recognized in earnings
	-	Change in fair value of the hedged item is recorded as an adjustment to book value	-	Change in fair value of the hedged item is recognized in earnings

To reduce our exposure to fluctuations in natural gas, NGLs and condensate prices, we periodically enter into futures, forward purchases and sales, options or swap transactions in order to hedge anticipated purchases and sales of natural gas, NGLs and condensate. Interest-rate swaps are used from time to time to manage interest-rate risk. Under certain conditions, these derivative instruments are designated as a hedge of exposure to changes in fair values or cash flows. All relationships between hedging instruments and hedged items are formally documented, as well as risk-management objectives and strategies for undertaking various hedge transactions, and methods for assessing and testing correlation and hedge ineffectiveness. The forecasted transaction that has been designated as the hedged item in a cash flow hedge relationship is specifically identified. The effectiveness of hedging relationships are assessed quarterly by performing an effectiveness analysis on the fair value and cash flow hedging relationships to determine whether the hedge relationships are highly effective on a retrospective and prospective basis. Normal purchases and normal sales transactions that are expected to result in physical delivery and, through election, are exempt from derivative accounting treatment are also documented.

The realized revenues and purchase costs of derivative instruments not considered held for trading purposes and derivatives that qualify as normal purchases or normal sales that are expected to result in physical delivery are reported on a gross basis.

Cash flows from futures, forwards and swaps that are accounted for as hedges are included in the same category as the cash flows from the related hedged items in our Consolidated Statements of Cash Flows.

See Notes C and D for more discussion of our fair value measurements and risk-management and hedging activities using derivatives.

Property, Plant and Equipment - Our properties are stated at cost, including AFUDC and capitalized interest. In some cases, the cost of regulated property retired or sold, plus removal costs, less salvage, is charged to accumulated depreciation. Gains and losses from sales or transfers of nonregulated properties or an entire operating unit or system of our regulated properties are recognized in income. Maintenance and repairs are charged directly to expense.

The interest portion of AFUDC and capitalized interest represent the cost of borrowed funds used to finance construction activities for regulated and nonregulated projects, respectively. We capitalize interest costs during the construction or upgrade of qualifying assets. These costs are recorded as a reduction to interest expense. The equity portion of AFUDC represents the capitalization of the estimated average cost of equity used during the construction of major projects and is recorded in the cost of our regulated properties and as a credit to the allowance for equity funds used during construction.

Our properties are depreciated using the straight-line method over their estimated useful lives. Generally, we apply composite depreciation rates to functional groups of property having similar economic circumstances. We periodically conduct depreciation studies to assess the economic lives of our assets. For ONEOK Partners’ regulated assets, these depreciation studies are completed as a part of our rate proceedings or tariff filings, and the changes in economic lives, if applicable, are implemented prospectively when the new rates are billed. For our nonregulated assets, if it is determined that the estimated economic life changes, the changes are made prospectively. Changes in the estimated economic lives of our property, plant and equipment could have a material effect on our financial position or results of operations.

Property, plant and equipment on our Consolidated Balance Sheets includes construction work in process for capital projects that have not yet been placed in service and therefore are not being depreciated. Assets are transferred out of construction work in process when they are substantially complete and ready for their intended use.

See Note E for disclosures of our property, plant and equipment.

Impairment of Goodwill and Long-Lived Assets, Including Intangible Assets - We assess our goodwill for impairment at least annually on July 1, unless events or changes in circumstances indicate an impairment may have occurred before that time. As the commodity-price environment has remained relatively low since 2015, we elected to perform a quantitative assessment, or Step 1 analysis, to test our goodwill for impairment. The assessment included our current commodity price assumptions, expected contractual terms, anticipated operating costs and volume estimates. Our goodwill impairment analysis performed as of July 1, 2016, did not result in an impairment charge nor did our analysis reflect any reporting units at risk. In each reporting unit, the fair value substantially exceeded the carrying value. Subsequent to that date, no event has occurred indicating that the implied fair value of each of our reporting units is less than the carrying value of its net assets.

As part of our impairment test, we may first assess qualitative factors (including macroeconomic conditions, industry and market considerations, cost factors and overall financial performance) to determine whether it is more likely than not that the fair value of each of our reporting units is less than its carrying amount. If further testing is necessary or a quantitative test is elected, we perform a two-step impairment test for goodwill. In the first step, an initial assessment is made by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value is less than the book value, an impairment is indicated, and we must perform a second test to measure the amount of the impairment. In the second test, we calculate the implied fair value of the goodwill by deducting the fair value of all tangible and intangible net assets of the reporting unit from the fair value determined in step one of the assessment. If the carrying value of the goodwill exceeds the implied fair value of the goodwill, we will record an impairment charge.

To estimate the fair value of our reporting units, we use two generally accepted valuation approaches, an income approach and a market approach, using assumptions consistent with a market participant’s perspective. Under the income approach, we use anticipated cash flows over a period of years plus a terminal value and discount these amounts to their present value using appropriate discount rates. Under the market approach, we apply EBITDA multiples to forecasted EBITDA. The multiples used are consistent with historical asset transactions. The forecasted cash flows are based on average forecasted cash flows for a reporting unit over a period of years.

As part of our indefinite-lived intangible asset impairment test, we first assess qualitative factors similar to those considered in the goodwill impairment test to determine whether it is more likely than not that the indefinite-lived intangible asset was impaired. If further testing is necessary, we compare the estimated fair value of our indefinite-lived intangible asset with its book value. The fair value of our indefinite-lived intangible asset is estimated using the market approach. Under the market approach, we apply multiples to forecasted cash flows of the assets associated with our indefinite-lived intangible asset. The multiples used are consistent with historical asset transactions. After assessing qualitative and quantitative factors, we determined that there were no impairments to our indefinite-lived intangible asset in 2016. There were also no impairment charges resulting from our 2015 and 2014 annual impairment tests.

We assess our long-lived assets, including intangible assets with finite useful lives, for impairment whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. An impairment is indicated if the carrying amount of a long-lived asset exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. If an impairment is indicated, we record an impairment loss equal to the difference between the carrying value and the fair value of the long-lived asset.

For the investments we account for under the equity method, the impairment test considers whether the fair value of the equity investment as a whole, not the underlying net assets, has declined and whether that decline is other than temporary. Therefore, we periodically reevaluate the amount at which we carry our equity-method investments to determine whether current events or circumstances warrant adjustments to our carrying values.

See Notes E, F and N for our long-lived assets, goodwill and intangible assets and investments in unconsolidated affiliates disclosures.

Regulation - ONEOK Partners’ intrastate natural gas transmission and natural gas liquids pipelines are subject to the rate regulation and accounting requirements of the OCC, KCC, RRC and various municipalities in Texas. ONEOK Partners’ interstate natural gas and natural gas liquids pipelines are subject to regulation by the FERC. In Kansas and Texas, natural gas storage may be regulated by the state and the FERC for certain types of services. Portions of the Natural Gas Liquids and Natural Gas Pipelines segments follow the accounting and reporting guidance for regulated operations. In our Consolidated Financial Statements and our Notes to Consolidated Financial Statements, regulated operations are defined pursuant to Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) 980, Regulated Operations. During the rate-making process for certain of ONEOK Partners’ assets, regulatory authorities set the framework for what ONEOK Partners can charge customers for its services and establish the manner that its costs are accounted for, including allowing ONEOK Partners to defer recognition of certain costs and permitting recovery of the amounts through rates over time, as opposed to expensing such costs as incurred. Certain examples of types of regulatory guidance include costs for fuel and losses, acquisition costs, contributions in aid of construction, charges for depreciation and gains or losses on disposition of assets. This allows ONEOK Partners to stabilize rates over time rather than passing such costs on to the customer for immediate recovery. Actions by regulatory authorities could have an effect on the amount recovered from rate payers. Any difference in the amount recoverable and the amount deferred is recorded as income or expense at the time of the regulatory action. A write-off of regulatory assets and costs not recovered may be required if all or a portion of the regulated operations have rates that are no longer:

•	established by independent, third-party regulators;

•	designed to recover the specific entity’s costs of providing regulated services; and

•	set at levels that will recover our costs when considering the demand and competition for our services.

At December 31, 2016 and 2015, we recorded regulatory assets of approximately $5.5 million and $5.8 million, respectively, which are currently being recovered and are expected to be recovered from ONEOK Partners’ customers. Regulatory assets are being recovered as a result of approved rate proceedings over varying time periods up to 50 years. These assets are reflected in other assets on our Consolidated Balance Sheets.

Pension and Postretirement Employee Benefits - We have a defined benefit retirement plan covering certain full-time employees. We sponsor welfare plans that provide postretirement medical and life insurance benefits to certain employees who retire with at least five years of service. The expense and liability related to these plans is calculated using statistical and other factors that attempt to anticipate future events. These factors include assumptions about the discount rate, expected return on plan assets, rate of future compensation increases, mortality and employment length. In determining the projected benefit obligations and costs, assumptions can change from period to period and may result in material changes in the costs and liabilities we recognize. See Note L for more discussion of pension and postretirement employee benefits.

Income Taxes - Deferred income taxes are provided for the difference between the financial statement and income tax basis of assets and liabilities and carryforward items based on income tax laws and rates existing at the time the temporary differences are expected to reverse. Generally, the effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date of the rate change. For regulated companies, the effect on deferred tax assets and liabilities of a change in tax rates is recorded as regulatory assets and regulatory liabilities in the period that includes the enactment date, if, as a result of an action by a regulator, it is probable that the effect of the change in tax rates will be recovered from or returned to customers through future rates.

We utilize a more-likely-than-not recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position that is taken or expected to be taken in a tax return. We reflect penalties and interest as part of income tax expense as they become applicable for tax provisions that do not meet the more-likely-than-not recognition threshold and measurement attribute. During 2016, 2015 and 2014, our tax positions did not require an establishment of a material reserve.

We utilize the “with-and-without” approach for intra-period tax allocation for purposes of allocating total tax expense (or benefit) for the year among the various financial statement components.

We file numerous consolidated and separate income tax returns with federal tax authorities of the United States along with the tax authorities of several states. There are no United States federal audits or statute waivers at this time. See Note M for additional discussion of income taxes.

Asset Retirement Obligations - Asset retirement obligations represent legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal use of the asset. Certain long-lived assets that comprise ONEOK Partners’ natural gas gathering and processing, natural gas liquids and natural gas pipeline facilities are subject to agreements or regulations that give rise to asset retirement obligations for removal or other disposition costs associated with retiring the assets in place upon the discontinued use of the assets. We recognize the fair value of a liability for an asset-retirement obligation in the period when it is incurred if a reasonable estimate of the fair value can be made. We are not able to estimate reasonably the fair value of the asset retirement obligations for portions of ONEOK Partners’ assets, primarily certain pipeline assets, because the settlement dates are indeterminable given the expected continued use of the assets with proper maintenance. We expect ONEOK Partners’ pipeline assets, for which we are unable to estimate reasonably the fair value of the asset retirement obligation, will continue in operation as long as supply and demand for natural gas and natural gas liquids exists. Based on the widespread use of natural gas for heating and cooking activities for residential users and electric-power generation for commercial users, as well as use of natural gas liquids by the petrochemical industry, we expect supply and demand to exist for the foreseeable future.

For our assets that we are able to make an estimate, the fair value of the liability is added to the carrying amount of the associated asset, and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for an amount other than the carrying amount of the liability, we will recognize a gain or loss on settlement. The depreciation and accretion expense are immaterial to our consolidated financial statements.

In accordance with long-standing regulatory treatment, ONEOK Partners collects, through rates, the estimated costs of removal on certain regulated properties through depreciation expense, with a corresponding credit to accumulated depreciation and amortization. These removal costs collected through rates include legal and nonlegal removal obligations; however, the amounts collected in excess of the asset-removal costs incurred are accounted for as a regulatory liability for financial reporting purposes. Historically, the regulatory authorities that have jurisdiction over our regulated operations have not required us to quantify this amount; rather, these costs are addressed prospectively in depreciation rates and are set in each general rate order. We have made an estimate of our regulatory liability using current rates since the last general rate order in each of our jurisdictions; however, for financial reporting purposes, significant uncertainty exists regarding the ultimate disposition of this regulatory liability, pending, among other issues, clarification of regulatory intent. We continue to monitor regulatory requirements, and the liability may be adjusted as more information is obtained.

Contingencies - Our accounting for contingencies covers a variety of business activities, including contingencies for legal and environmental exposures. We accrue these contingencies when our assessments indicate that it is probable that a liability has been incurred or an asset will not be recovered and an amount can be estimated reasonably. We expense legal fees as incurred and base our legal liability estimates on currently available facts and our estimates of the ultimate outcome or resolution. Accruals for estimated losses from environmental remediation obligations generally are recognized no later than completion of a remediation feasibility study. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable. Our expenditures for environmental evaluation, mitigation, remediation and compliance to date have not been significant in relation to our financial position or results of operations, and our expenditures related to environmental matters had no material effect on earnings or cash flows during 2016, 2015 and 2014. Actual results may differ from our estimates resulting in an impact, positive or negative, on earnings. See Note P for additional discussion of contingencies.

Share-Based Payments - We expense the fair value of share-based payments net of estimated forfeitures. We estimate forfeiture rates based on historical forfeitures under our share-based payment plans.

Earnings per Common Share - Basic EPS is calculated based on the daily weighted-average number of shares of common stock outstanding during the period, vested restricted and performance units that have been deferred and share awards deferred under the compensation plan for non-employee directors. Diluted EPS is calculated based on the daily weighted-average number of shares of common stock outstanding during the period plus potentially dilutive components. The dilutive components are calculated based on the dilutive effect for each quarter. For fiscal-year periods, the dilutive components for each quarter are averaged to arrive at the fiscal year-to-date dilutive component.

Recently Issued Accounting Standards Update - Changes to GAAP are established by the FASB in the form of ASUs to the FASB Accounting Standards Codification. We consider the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or clarifications of ASUs listed below. The following tables provide a brief description of recent accounting pronouncements and our analysis of the effects on our financial statements:

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
Standards that were adopted
ASU 2015-16, “Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments”
The standard requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined.
		First quarter 2016	There was no impact, but it could impact us in the future if we complete any acquisitions with subsequent measurement period adjustments.
ASU 2015-07, “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”
The standard removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendment also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient.
		First quarter 2016	The impact of adopting this standard was not material.
ASU 2015-05, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement”
The standard clarifies whether a cloud computing arrangement includes a software license. If it does, the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses; if not, the customer should account for the arrangement as a service contract.
		First quarter 2016	The impact of adopting this standard was not material.
ASU 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis”
The standard eliminates the presumption that a general partner should consolidate a limited partnership. It also modifies the evaluation of whether limited partnerships are variable interest entities or voting interest entities and adds requirements that limited partnerships must meet to qualify as voting interest entities.
First quarter 2016
As a result of adopting this standard, we no longer consolidate ONEOK Partners under the presumption that a general partner should consolidate a limited partnership. We concluded, however, that ONEOK Partners is a VIE and ONEOK is the primary beneficiary, and we therefore consolidate ONEOK Partners under the variable interest model of consolidation. There was no financial statement impact due to the change in consolidation methodology. See Note O for additional information.

ASU 2014-15, “Presentation of Financial Statements- Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”
This standard provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern.
		Fourth quarter 2016	The impact of adopting this standard was not material.

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
Standards that are not yet adopted
ASU 2015-11, “Inventory (Topic 330): Simplifying the Measurement of Inventory”	The standard requires that inventory, excluding inventory measured using last-in, first-out (LIFO) or the retail inventory method, be measured at the lower of cost or net realizable value.	First quarter 2017	We do not expect the adoption of this standard to materially impact us.
ASU 2016-05, “Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships”
The standard clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under Topic 815 does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met.
		First quarter 2017	We do not expect the adoption of this standard to materially impact us.
ASU 2016-06, “Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments”
The standard clarifies the requirements for assessing whether a contingent call (put) option that can accelerate the payment of principal on a debt instrument is clearly and closely related to its debt host.
		First quarter 2017	We do not expect the adoption of this standard to materially impact us.
ASU 2016-09, “Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”
The standard provides simplified accounting for share-based payment transactions in relation to income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows.
First quarter 2017
As a result of adopting this guidance, we expect to record an adjustment increasing beginning retained earnings and deferred tax assets in the first quarter 2017 of approximately $73 million to recognize previously unrecognized cumulative excess tax benefits related to share-based payments on a modified retrospective basis.  Prospectively, all share-based payment tax effects will be recorded in earnings.  We do not expect the other effects of adopting this standard to materially impact us.

ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”
The standard outlines the principles an entity must apply to measure and recognize revenue for entities that enter into contracts to provide goods or services to their customers. The core principle is that an entity should recognize revenue at an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring goods or services to a customer. The amendment also requires more extensive disaggregated revenue disclosures in interim and annual financial statements.
First quarter 2018
We are evaluating the impact of this standard on us. Our evaluation process includes a review of our and ONEOK Partners’ contracts and transaction types across all of the business segments. In addition, we are currently evaluating the methods of adoption and analyzing the impact of the standard on our internal controls, accounting policies and financial statements and disclosures.

ASU 2016-01, “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”
The standard requires all equity investments, other than those accounted for using the equity method of accounting or those that result in consolidation of the investee, to be measured at fair value with changes in fair value recognized in net income, eliminates the available-for-sale classification for equity securities with readily determinable fair values and eliminates the cost method for equity investments without readily determinable fair values.
		First quarter 2018	We are evaluating the impact of this standard on us.
ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments”	The standard clarifies the classification of certain cash receipts and cash payments on the statement of cash flows where diversity in practice has been identified.	First quarter 2018	We are evaluating the impact of this standard on us.
ASU 2016-02, “Leases (Topic 842)”
The standard requires the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under previous GAAP. It also requires qualitative disclosures along with specific quantitative disclosures by lessees and lessors to meet the objective of enabling users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases.
		First quarter 2019	We are evaluating our current leases and the impact of the standard on our internal controls, accounting policies and financial statements and disclosures.

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
Standards that are not yet adopted (continued)
ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”
The standard requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented net of the allowance for credit losses to reflect the net carrying value at the amount expected to be collected on the financial asset; and the initial allowance for credit losses for purchased financial assets, including available-for-sale debt securities, to be added to the purchase price rather than being reported as a credit loss expense.
		First quarter 2020	We are evaluating the impact of this standard on us.
ASU 2017-04, “Intangibles- Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”
The standard simplifies the subsequent measurement of goodwill by eliminating the requirement to calculate the implied fair value of goodwill under step 2. Instead, an entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The standard does not change step zero or step 1 assessments.
		First quarter 2020	We are evaluating the impact of this standard on us.